BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
BASIS OF PRESENTATION

1.BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements include the financial information of Bona Film Group Limited (the “Company”), its subsidiaries, variable interest entities (the “VIEs”) and VIEs’ subsidiaries (collectively, the “Group”). All intercompany balances and transactions have been eliminated in accordance with the rules and regulations of the Security and Exchange Commission and U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial reporting. The results of operations for the nine months ended September 30, 2013 and 2014 are not necessarily indicative of the results of the full years.

The accompanying unaudited consolidated financial statements should be read in conjunction with the financial statements, accounting policies and financial notes thereto included in the Group’s audited consolidated financial statements for each of the three years ended December 31, 2013. In the opinion of the management, the accompanying unaudited consolidated financial statements reflect all adjustments (consisting only of normal recurring adjustments), which are necessary for a fair presentation of financial results for the interim periods presented. The Group believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group’s consolidated financial statements for each of the three years ended December 31, 2013.

The financial information as of December 31, 2013 presented in the unaudited interim consolidated financial statements is derived from the Company’s audited consolidated financial statements for the year ended December 31, 2013.

The Company uses the United States (“U.S.”) dollar as its reporting currency and functional currency. The financial records of the Company’s People’s Republic of China (“PRC”) subsidiaries, VIEs and VIEs’ subsidiaries are maintained in Renminbi (“RMB”), their functional currency and the currency of the PRC. The financial records of the Company’s subsidiaries and VIEs established in Hong Kong are maintained in their local currencies, Hong Kong Dollar. Their balance sheets are translated into U.S. dollars based on the exchange rate as of the balance sheet date. Their statements of operations are translated using an average exchange rate for the period. Translation adjustments are reflected in accumulated other comprehensive income in equity.

The RMB is not freely convertible into U.S. dollars or other currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign currencies. The exchange rates adopted for foreign exchange transactions involving RMB are the rates of exchange quoted by the People’s Bank of China.

No assets of the Company’s consolidated VIEs are collateral for such VIEs’ obligations. There are no restrictions on the use of the VIEs’ assets to settle the Company’s obligations. As of December 31, 2013 and September 30, 2014, respectively, there were $166,078 and $318,771 of liabilities of the Company’s consolidated VIEs for which creditors (or beneficial interest holders) did not have recourse to the general credit of the Company or its subsidiaries.